Share Based Compensation	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Share Based Compensation
Share Based Compensation
Options granted under the 2018 Plan and 2017 Plan, as well as restricted shares granted as employee incentives, typically vest over a four-year service period with 25% of the award vesting on the first anniversary of the commencement date and the balance vesting monthly over the remaining three years, unless the award contains specific performance vesting provisions. For equity awards issued that have both a performance vesting condition and a services condition, once the performance criteria is achieved, the awards are then subject to a four-year service vesting with 25% of the award vesting on the first anniversary of the performance condition being achieved and the balance vesting monthly over the remaining three years. Options granted under the 2018 Plan and 2017 Plan generally expire 10 years from the date of grant. For certain senior members of management and directors, the board of directors has approved an alternative vesting schedule.
Share Option Valuation
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted by the Company during the six months ended June 30, 2019 were as follows:

June 30,
2019
Expected option life (years)	5.27 - 6 years
Risk-free interest rate	1.89% to 2.66%
Expected volatility	72.30% to 76.09%
Expected dividend yield	—%

Share Options
The table below summarizes activity for the six months ended June 30, 2019:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2018	3,711,274	$19.25	9.47	$51,464
Granted	438,175	$27.54	—	—
Exercised	(6,623)	$1.72	—	—
Canceled or forfeited	(25,690)	$19.39	—	—
Outstanding as of June 30, 2019	4,117,136	$20.31	9.06	$14,989
Exercisable as of June 30, 2019	680,890	$7.68	8.49	$6,342
Vested and expected to vest as of June 30, 2019	4,117,136	$20.31	9.06	$14,989

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ADSs for those share options that had exercise prices lower than the fair value of the Company’s ADSs.
The weighted average grant-date fair value of share options granted was $17.97 for the six months ended June 30, 2019 of which none were vested.
As of June 30, 2019, the total unrecognized compensation expense related to unvested options was $33.3 million, which the Company expects to recognize over a weighted average vesting period of 3.3 years.
Restricted Ordinary Shares
A summary of the changes in the Company’s restricted ordinary shares during the three months ended March 31, 2019 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2018	708,834	$4.10
Granted	—	—
Vested	(200,823)	4.29
Canceled or forfeited	(380)	4.40
Unvested and outstanding at June 30, 2019	507,631	$4.26

As of June 31, 2019, there was unrecognized compensation of $0.7 million, which will be recognized over the remaining vesting term of the awards.
Share-based Compensation Expense
Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Research and development	$4,999	$1,412	$9,143	$2,102
General and administrative	3,867	964	7,088	1,611
Total share-based compensation	$8,866	$2,376	$16,231	$3,713